Property, plant and equipment - Summary of Detailed Information about Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 17,406
Depreciation	6,874	€ 6,228	€ 5,337
Property, plant and equipment, ending balance	20,021	17,406
Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	6,543
Property, plant and equipment, ending balance	10,906	6,543
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	8,535
Property, plant and equipment, ending balance	7,199	8,535
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	720
Property, plant and equipment, ending balance	739	720
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,608
Property, plant and equipment, ending balance	1,177	1,608
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	27,999	27,958
Additions	11,658	9,742
Disposals	5,829	10,438
Arising on business combinations		4,811
Transfer to assets held for sale		2,852
Effects of movements in exchange rates	722	(1,222)
Property, plant and equipment, ending balance	34,550	27,999	27,958
Cost | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	11,495	10,766
Additions	6,067	3,519
Disposals	1,247	2,920
Arising on business combinations		800
Transfer to assets held for sale		205
Effects of movements in exchange rates	357	(465)
Property, plant and equipment, ending balance	16,672	11,495	10,766
Cost | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	13,133	13,659
Additions	4,928	5,182
Disposals	3,939	6,776
Arising on business combinations		3,387
Transfer to assets held for sale		1,777
Effects of movements in exchange rates	314	(542)
Property, plant and equipment, ending balance	14,436	13,133	13,659
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	871	1,242
Additions	450	385
Disposals	258	338
Arising on business combinations		496
Transfer to assets held for sale		772
Effects of movements in exchange rates	18	(142)
Property, plant and equipment, ending balance	1,081	871	1,242
Cost | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,500	2,291
Additions	213	656
Disposals	385	404
Arising on business combinations		128
Transfer to assets held for sale		98
Effects of movements in exchange rates	33	(73)
Property, plant and equipment, ending balance	2,361	2,500	2,291
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(10,593)	(13,927)
Depreciation	6,874	6,228
Disposals	(4,652)	(7,593)
Impairment	1,245
Transfer to assets held for sale		(1,611)
Effects of movements in exchange rates	469	(358)
Property, plant and equipment, ending balance	(14,529)	(10,593)	(13,927)
Accumulated depreciation | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,952)	(4,032)
Depreciation	1,101	1,541
Disposals	(432)	(445)
Impairment	0
Transfer to assets held for sale		(36)
Effects of movements in exchange rates	145	(140)
Property, plant and equipment, ending balance	(5,766)	(4,952)	(4,032)
Accumulated depreciation | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,598)	(8,407)
Depreciation	5,060	3,856
Disposals	(3,920)	(6,531)
Impairment	1,245
Transfer to assets held for sale		(1,046)
Effects of movements in exchange rates	254	(88)
Property, plant and equipment, ending balance	(7,237)	(4,598)	(8,407)
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(151)	(489)
Depreciation	281	480
Disposals	(119)	(267)
Impairment	0
Transfer to assets held for sale		(449)
Effects of movements in exchange rates	29	(102)
Property, plant and equipment, ending balance	(342)	(151)	(489)
Accumulated depreciation | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(892)	(999)
Depreciation	432	351
Disposals	(181)	(350)
Impairment	0
Transfer to assets held for sale		(80)
Effects of movements in exchange rates	41	(28)
Property, plant and equipment, ending balance	€ (1,184)	€ (892)	€ (999)